INTEREST AND FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest and Finance Expense
Interest expense on leases	$ 836	$ 16
Accretion of decommissioning and restoration provision	446	568
Other interest expense	157	512
Interest expense on credit facility		56,834
Interest and finance income expense	35,302	66,926
Loan facility
Interest and Finance Expense
Interest and finance income expense	26,045	1,178
Convertible notes
Interest and Finance Expense
Interest and finance income expense	$ 7,818	$ 7,818